Net Income Per Share - Summary of the Calculation of Basic and Diluted Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income applicable to common shareholders-basic	$ 18,422	$ 16,992	$ 37,838	$ 29,852	$ 53,623	$ 36,325
Dilutive effect of assumed conversion of convertible debt		873		2,687	2,687	7,311
Net income applicable to common shareholders - diluted	$ 18,422	$ 17,865	$ 37,838	$ 32,539	$ 56,310	$ 43,636
Denominator
Weighted average common shares outstanding - basic	2,214,522	1,598,923	2,214,522	1,395,824	1,807,410	1,192,725
Dilutive effect of assumed conversion of convertible debt		471,338		593,298	295,028	715,258
Dilutive effect of assumed conversion of warrants		70,454		96,297	46,676	87,148
Weighted average common shares outstanding - diluted	2,214,522	2,140,715	2,214,522	2,085,419	2,149,114	1,995,131
Basic net income per share	$ 8.32	$ 10.63	$ 17.09	$ 21.39	$ 29.67	$ 30.46
Diluted net income per share	$ 8.32	$ 8.34	$ 17.09	$ 15.60	$ 26.20	$ 21.87